Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and Equipment consist of the following:

	December 31, 2013	December 31, 2012
Construction in progress	$-	$1,104,192
Land	109,108	109,108
Office equipment	63,367	63,367
Furniture and fixtures	44,806	44,806
	217,281	1,321,473
Accumulated depreciation	(106,041)	(103,159)
	$111,240	$1,218,314